DWS Gold & Precious Metals Fund

DWS Dreman Financial Services Fund

Supplement to the currently effective Statement of Additional Information

Effective November 20, 2006, DWS Dreman Financial Services Fund – Class A, Class B and Class C is no longer available.

Please Retain this Supplement for Future Reference

November 20, 2006